INCOME TAXES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Accrued expenses	$ 214,000	$ 388,000
Inventory allowance	26,000	83,000
Other		7,000
Operating lease liability	627,000	1,122,000
Tax effect of NOL carryforward	78,427,000	76,089,000
Share-based compensation	1,909,000	1,348,000
Section 174 costs	547,000	355,000
Warranty reserve	5,000	5,000
Gross Deferred Tax Asset	81,755,000	79,397,000
Valuation allowance	(81,142,000)	(78,261,000)
Net Deferred Tax Asset	613,000	1,136,000
Operating lease right-of-use asset, net	(585,000)	(1,064,000)
Depreciation	(15,000)	(52,000)
Amortization	(13,000)	(20,000)
Net Deferred Tax Liability	(613,000)	(1,136,000)
Total